Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (23.9%)
$44,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(3),(8)	(A+, Aa2)	06/27/25	5.310	$46,426,572
58,000	BNP Paribas Issuance BV, Commodity Index Linked Bank Guaranteed Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(3)	(A+, Aa3)	09/25/24	5.430	45,696,161
38,000	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR - 0.050% (1),(3),(9)	(NR, A1)	01/22/25	5.260	38,273,220
45,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(3),(8)	(A+, Aa2)	01/23/25	5.330	45,730,727
38,000	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, A1)	01/22/25	5.310	37,586,467
49,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(3),(8)	(AA-, Aa1)	06/17/24	5.330	44,362,367
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $272,000,000)					258,075,514

UNITED STATES AGENCY OBLIGATIONS (26.7%)
25,400	Federal Farm Credit Banks Funding Corp., SOFR + 0.040% (3)	(AA+, Aaa)	02/05/24	5.350	25,400,218
8,800	Federal Farm Credit Banks Funding Corp., SOFR + 0.040% (3)	(AA+, Aaa)	05/15/24	5.350	8,800,790
5,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.100% (3)	(AA+, Aaa)	08/08/24	5.410	5,002,162
10,400	Federal Farm Credit Banks Funding Corp., SOFR + 0.130% (3)	(AA+, Aaa)	01/28/25	5.440	10,406,697
6,600	Federal Home Loan Bank Discount Notes (4)	(AA+, Aaa)	02/02/24	4.698	6,598,097
14,400	Federal Home Loan Banks, SOFR + 0.160% (3)	(AA+, Aaa)	07/10/25	5.470	14,407,462
12,400	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	12,368,814
16,100	Federal Home Loan Banks, SOFR + 0.140% (3)	(AA+, Aaa)	04/21/25	5.450	16,103,928
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	4,913,985
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	16,251,956
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	22,576,041
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,626,647
30,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	30,542,435
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,878,038
48,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	47,681,136
17,300	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	17,291,633
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	20,405,941
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $290,981,446)					288,255,980

UNITED STATES TREASURY OBLIGATIONS (46.5%)
4,600	U.S. Treasury Bill (4)	(AA+, Aaa)	02/22/24	5.246	4,585,906
52,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.075% (3),(5),(6)	(AA+, Aaa)	04/30/24	5.205	52,082,031
63,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.037% (3),(5)	(AA+, Aaa)	07/31/24	5.317	63,468,375
24,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140% (3)	(AA+, Aaa)	10/31/24	5.420	23,995,337
46,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200% (3)	(AA+, Aaa)	01/31/25	5.480	46,010,478
53,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169% (3)	(AA+, Aaa)	04/30/25	5.449	53,488,794
100,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125% (3)	(AA+, Aaa)	07/31/25	5.405	100,290,671
81,700	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170% (3)	(AA+, Aaa)	10/31/25	5.450	81,658,197
1,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245% (3)	(AA+, Aaa)	01/31/26	5.552	1,200,725
10,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/24	3.250	9,892,856
16,200	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	16,195,147
14,500	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	14,571,084
14,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	13,943,125
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,136,719
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $501,381,277)					501,519,445

Shares

SHORT-TERM INVESTMENTS (2.0%)
20,799,625	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.29% (Cost $20,799,625)	20,799,625

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
January 31, 2024 (unaudited)

Value
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $1,085,162,348)	$1,068,650,564
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)	10,183,585
NET ASSETS(7) (100.0%)	$1,078,834,149

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities amounted to a value of $258,075,514 or 23.9% of net assets.
(2)	Return on security is linked to the Bloomberg Commodity Index Total Return.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2024. The rate may be subject to a cap and floor.
(4)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2024.
(5)	At January 31, 2024, $39,981,610 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(6)	At January 31, 2024, $1,606,946 in the value of this security has been pledged as collateral for open swap contracts.
(7)	As of January 31, 2024, the Credit Suisse Commodity Return Strategies Fund held $141,279,365 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 13.1% of the Fund's consolidated net assets.
(8)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month Forward SM
(9)	Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index

INVESTMENT ABBREVIATIONS

3 mo. = 3 month
FEDL01 = Federal Funds Rate
SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	May 2024	48	$3,437,100	$238,491
Corn Futures	USD	Jul 2024	387	9,026,775	(525,131)
Cotton No. 2 Futures	USD	Mar 2024	20	851,700	57,476
Cotton No. 2 Futures	USD	May 2024	32	1,382,560	52,330
Soybean Futures	USD	May 2024	49	3,020,237	(29,434)
Soybean Futures	USD	Nov 2024	89	5,338,887	(334,823)
Soybean Meal Futures	USD	Mar 2024	64	2,357,120	(68,550)
Soybean Meal Futures	USD	May 2024	81	2,949,210	(481,125)
Soybean Oil Futures	USD	May 2024	17	474,708	(19,968)
Soybean Oil Futures	USD	Dec 2024	167	4,590,162	(288,427)
Sugar No. 11 Futures	USD	Mar 2024	6	162,154	22,103
Sugar No. 11 Futures	USD	May 2024	154	4,010,160	260,391
Wheat (KC HRW) Futures	USD	Mar 2024	35	1,088,500	(49,087)
Wheat (KC HRW) Futures	USD	May 2024	49	1,519,613	(100,703)
Wheat Futures	USD	Mar 2024	56	1,666,700	(33,676)
Wheat Futures	USD	May 2024	75	2,269,687	(106,153)
					$(1,406,286)
Energy
Brent Crude Oil Futures	USD	May 2024	131	10,515,370	$461,118
Gasoline RBOB Futures	USD	Mar 2024	36	3,373,575	68,597
Light Sweet Crude Oil Futures	USD	Mar 2024	129	9,784,650	247,437
Low Sulphur Gasoil Futures	USD	Mar 2024	49	4,101,300	539,616
Natural Gas Futures	USD	Mar 2024	439	9,219,000	(2,340,596)
NY Harbor ULSD Futures	USD	Mar 2024	12	1,403,741	42,328
NY Harbor ULSD Futures	USD	May 2024	14	1,556,906	127,535
					$(853,965)
Industrial Metals
LME Lead Futures	USD	Mar 2024	43	2,353,519	$44,597
LME Lead Futures	USD	Jun 2024	25	1,356,494	43,642
LME Nickel Futures	USD	Mar 2024	59	5,717,808	(712,954)
LME Nickel Futures	USD	Jun 2024	44	4,333,296	23,196
LME Primary Aluminum Futures	USD	Mar 2024	213	12,060,699	98,090

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
January 31, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase (continued)
LME Primary Aluminum Futures	USD	Jun 2024	93	$5,361,264	$146,901
LME Zinc Futures	USD	Jun 2024	49	3,106,722	(19,003)
LME Zinc Futures	USD	Mar 2024	120	7,558,050	39,253
					$(336,278)
Livestock
Lean Hogs Futures	USD	Apr 2024	86	2,917,980	$267,016
Live Cattle Futures	USD	Apr 2024	66	4,770,480	99,532
					$366,548
Precious Metals
Copper Futures	USD	May 2024	78	7,665,450	$243,470
Gold 100 oz. Futures	USD	Apr 2024	88	18,193,120	223,082
Silver Futures	USD	May 2024	51	5,964,960	(171,105)
					$295,447

Contracts to Sell
Industrial Metals
LME Lead Futures	USD	Mar 2024	(43)	(2,353,519)	$(98,938)
LME Nickel Futures	USD	Mar 2024	(59)	(5,717,808)	133,966
LME Primary Aluminum Futures	USD	Mar 2024	(213)	(12,060,699)	(170,808)
LME Zinc Futures	USD	Mar 2024	(120)	(7,558,050)	60,680
					$(75,100)
Total Net Unrealized Appreciation (Depreciation)					$(2,009,634)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$30,064,821	02/16/24	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.30%	At Maturity	$—	$547,106
USD	49,436,037	02/16/24	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	5.47%	At Maturity	—	823,403
USD	47,316,486	02/16/24	Societe Generale	Societe Generale P04 TR Index(b)	5.47%	At Maturity	—	796,996
Total							$—	$2,167,505

(a)

The 112T Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/24 Value(1)
CBOT Bean Oil MAR 24 Futures	3.28%	59.89	$1,653,806
CBOT Corn MAY 24 Futures	5.51%	120.91	2,771,911
NYMEX WTI Crude Oil MAY 24 Futures	7.53%	50.18	3,791,622
NYBOT Cotton MAR 24 Futures	1.66%	19.60	834,513
COMEX Gold APR 24 Futures	14.53%	35.40	7,317,892
COMEX High Grade Copper JUL 24 Futures	5.36%	27.33	2,699,071
NYMEX Heating Oil MAY 24 Futures	2.30%	10.43	1,159,342
NYBOT Coffee MAY 24 Futures	3.05%	21.47	1,537,372
KCBOT Kansas Wheat MAY 24 Futures	1.81%	29.46	913,571
CME Live Cattle APR 24 Futures	3.63%	25.27	1,826,658
ICE Brent Crude Oil MAY 24 Futures	7.75%	48.63	3,903,138
ICE Gas Oil MAY 24 Futures	3.02%	19.11	1,520,594
CME Lean Hogs APR 24 Futures	2.17%	32.27	1,094,908
LME Aluminium JUN 24 Futures	4.09%	35.70	2,058,100
LME Nickel JUN 24 Futures	2.57%	13.15	1,295,537
LME Lead JUN 24 Futures	0.89%	8.29	449,860
LME Zinc JUN 24 Futures	2.41%	19.16	1,215,026
NYMEX Nat Gas MAR 24 Futures	6.72%	161.07	3,382,567
NYMEX Unleaded Gasoline MAY 24 Futures	2.31%	11.26	1,165,253
CBOT Soybeans MAR 24 Futures	5.70%	46.95	2,869,218
NYBOT Sugar MAY 24 Futures	3.04%	58.70	1,528,515
COMEX Silver MAY 24 Futures	4.47%	19.23	2,249,152
CBOT Soy Meal MAY 24 Futures	3.42%	47.27	1,721,180
CBOT Wheat MAY 24 Futures	2.76%	45.98	1,391,569

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2024.

(b)

The P04 TR Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/24 Value(1)
CBOT Bean Oil MAR 24 Futures	3.29%	57.43	$1,585,797
CBOT Corn MAY 24 Futures	5.51%	115.85	2,655,849
NYMEX WTI Crude Oil MAY 24 Futures	7.53%	48.03	3,629,499
ICE Brent Crude Oil MAY 24 Futures	7.75%	46.54	3,735,540
NYBOT Cotton MAY 24 Futures	1.66%	18.52	800,129
COMEX Gold APR 24 Futures	14.56%	33.95	7,017,995
COMEX High Grade Copper JUL 24 Futures	5.36%	26.16	2,583,548
NYMEX Heating Oil MAY 24 Futures	2.30%	9.97	1,108,612
NYBOT Coffee MAY 24 Futures	3.05%	20.53	1,470,116
KCBOT Kansas Wheat MAY 24 Futures	1.81%	28.13	872,429
LME Aluminium JUN 24 Futures	4.09%	34.20	1,971,401
CME Live Cattle APR 24 Futures	3.63%	24.21	1,749,679
CME Lean Hogs APR 24 Futures	2.17%	30.83	1,045,951
LME Lead JUN 24 Futures	0.89%	7.91	428,985
LME Nickel JUN 24 Futures	2.57%	12.58	1,238,753
LME Zinc JUN 24 Futures	2.41%	18.32	1,161,632
NYMEX Nat Gas MAR 24 Futures	6.72%	154.24	3,239,075
ICE Gas Oil MAY 24 Futures	3.02%	18.30	1,455,656
CBOT Soybeans MAY 24 Futures	5.70%	44.57	2,747,430
NYBOT Sugar JUL 24 Futures	3.03%	57.27	1,460,476
COMEX Silver JUL 24 Futures	4.47%	18.26	2,154,563
CBOT Soy Meal MAY 24 Futures	3.42%	45.27	1,648,458
CBOT Wheat MAY 24 Futures	2.75%	43.80	1,325,514
NYMEX Unleaded Gasoline MAY 24 Futures	2.31%	10.76	1,113,432

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2024.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$258,075,514	$—	$258,075,514
United States Agency Obligations	—	288,255,980	—	288,255,980
United States Treasury Obligations	—	501,519,445	—	501,519,445
Short-term Investments	20,799,625	—	—	20,799,625
	$20,799,625	$1,047,850,939	$—	$1,068,650,564

Other Financial Instruments*
Futures Contracts	$3,540,847	$—	$—	$3,540,847
Swap Contracts	—	2,167,505	—	2,167,505
	$3,540,847	$2,167,505	$—	$5,708,352

Liabilities
Other Financial Instruments*
Futures Contracts	$5,550,481	$—	$—	$5,550,481

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.